Share-based Compensation - LTIP Treasury Shares held by Trustee (Details) - LTIP - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Ordinary Shares Held by Trustee - Number of treasury shares
As at beginning of period	12,583,301	16,717,458	16,717,458
Vested	(9,319,020)		(4,134,157)
As at end of period	3,264,281		12,583,301
Ordinary Shares Held by Trustee - Cost
As at beginning of period	$ 45,482,000	$ 60,924,000	$ 60,924,000
Vested	(32,885,000)		(15,442,000)
As at end of period	12,597,000		$ 45,482,000
Awarded Shares
Awards forfeited based on the determined or estimated monetary amount as at the forfeiture date
Awards forfeited	$ 351,000	$ 2,086,000